Condensed Consolidated Balance Sheets (Parenthetical) (Unaudited) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 0	$ 0	$ 3,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	150,000,000	150,000,000	150,000,000
Common stock, issued	1,364,940	1,285,337	616,079
Common stock, outstanding	1,364,940	1,285,337	616,079